UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________.

Date of Report (Date of earliest event reported): __________

Commission File Number of Securitizer:    _______________

Central Index Key Number of Securitizer: ______________

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor: 0001204350

PHEAA STUDENT LOAN TRUST 2021-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

William R. Walker

(717) 720-7758

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II-	INFORMATION TO BE INCLUDED IN THE REPORT FINDINGS AND CONCLUSIONS OF THIRD PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a copy of KPMG LLP’s Report, dated July 22, 2021, with respect to certain agreed-upon procedures (the “Report”). The Report, incorporated herein by this reference, is being furnished to the SEC and shall not be deemed to be “filed” for any purpose.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated July 22, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, Depositor

Date: July 27, 2021	By:	/s/ William R. Walker
William R. Walker
Treasurer